UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               May 7, 2012
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           41
Form 13F Information Table Value Total:       317055
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		5069	82710	SOLE
Apollo Group		COM	37604105	218	5650	SOLE
Apple Computer		COM	37833100	243	405	SOLE
Ascent Capital 		COM	43632108	6498	137400	SOLE
Blount 			COM	95180105	7913	474405	SOLE
Brinks 			COM	109696104	9550	400085	SOLE
Broadridge		COM	11133T103	13329	557484	SOLE
Choice Hotels		COM	169905106	1972	52800	SOLE
Cintas			COM	172908105	12706	324803	SOLE
Cisco			COM	17275r102	6121	289400	SOLE
Coinstar		COM	19259p300	9764	153635	SOLE
Compass Minerals 	COM	20451n101	9311	129793	SOLE
Covance			COM	222816100	14384	301999	SOLE
Dresser-Rand		COM	261608103	15050	324415	SOLE
Energizer Holdings	COM	29266r108	12733	171650	SOLE
Equifax 		COM	294429105	15429	348608	SOLE
Hillenbrand		COM	431571108	12782	556951	SOLE
Illinois Tool Works	COM	452308109	957	16750	SOLE
Interval Leisure 	COM	46113m108	4179	240168	SOLE
Intl Flav & Fragrances	COM	459506101	5365	91555	SOLE
Intl Game Technology	COM	459902102	12553	747638	SOLE
Iron Mountain		COM	462846106	7735	268570	SOLE
Jack Henry		COM	426281101	12317	360999	SOLE
Johnson & Johnson	COM	478160104	3604	54646	SOLE
Lexmark 		COM	529771107	8177	246010	SOLE
Microsoft		COM	594918104	4324	134050	SOLE
Mobile Mini		COM	60740f105	6312	298885	SOLE
Newell Rubbermaid	COM	651229106	13110	736105	SOLE
Owens-Illinois		COM	690768403	5100	218500	SOLE
Pepsico			COM	713448108	4365	65795	SOLE
PetSmart		COM	716768106	13085	228680	SOLE
Post 			COM	737446104	682	20705	SOLE
Ralcorp 		COM	751028101	3099	41825	SOLE
SEIC			COM	784117103	7477	361378	SOLE
Stericycle		COM	858912108	276	3300	SOLE
Teleflex		COM	879369106	15521	253826	SOLE
Total System Services	COM	891906109	8436	365653	SOLE
Towers Watson		COM	891894107	11226	169908	SOLE
Valassis Comm		COM	918866104	10445	454115	SOLE
Verizon 		COM	92343v104	1842	48195	SOLE
Zimmer Holdings		COM	98956P102	3796	59060	SOLE